Note 21 - Non Current Asset Held For Sale (Details Textual) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2016	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Increase (decrease) through transfers, property, plant and equipment				$ 98,522
Property, plant and equipment at end of period			$ 8,278,170	9,364,210	$ 947,107
Impairment loss recognised in profit or loss, property, plant and equipment		$ 63,522		63,522
Decrease through classified as held for sale, property, plant and equipment	$ 35,000	35,000
Proceeds from sales of property, plant and equipment	$ 35,000			$ 37,195
At fair value [member]
Statement Line Items [Line Items]
Property, plant and equipment at end of period		$ 35,000